SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	895,552
$ 10.42 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 10.42
Exercise price, maximum	$ 10.42
Number of options	865,552
Weighted average remaining contractual life (years)	5 years 2 months 19 days
Weighted average exercise price per share	$ 10.42
Number of options	57,967
Weighted average remaining contractual life (years)	5 years 2 months 19 days
Weighted average exercise price	$ 10.42
$ 15.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 15.26
Exercise price, maximum	$ 15.26
Number of options	30,000
Weighted average remaining contractual life (years)	5 years 10 months 6 days
Weighted average exercise price per share	$ 15.26
Number of options
Weighted average remaining contractual life (years)
Weighted average exercise price